Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 6,910	£ 11,718
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	2,558	4,145
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 4,352	£ 7,573